Identification and business activity	12 Months Ended
Dec. 31, 2024
Identification and business activity
Identification and business activity
1.	Identification and business activity
(a)	Identification -

Compañía de Minas Buenaventura S.A.A. (hereafter “the Company” or “Buenaventura”) is a publicly traded corporation incorporated in Peru in 1953. The Company stock is traded on the Lima and New York Stock Exchanges through American Depositary Receipts (ADRs), which represent the Company’s shares deposited in the Bank of New York. The Company’s legal domicile is at Las Begonias Street N°415, San Isidro, Lima, Peru. The Company is the ultimate controlling party.

(b)	Business activity -

The Company and its subsidiaries (hereinafter “the Group”) are principally engaged in the exploration, mining, concentration, smelting and marketing of polymetallic ores and metals.

The Company operates directly four operating mining units in Peru (Orcopampa, Julcani, Uchucchacua/Yumpag and Tambomayo), two discontinued mining units (Poracota and Shila-Paula), and one mining unit under development stage (San Gabriel). In addition, the Company has a controlling interest in (i) Sociedad Minera El Brocal S.A.A. (hereinafter “El Brocal”), which operates the Colquijirca mining unit; (ii) Minera La Zanja S.R.L. (hereinafter “La Zanja”), which operates La Zanja mining unit; (iii) El Molle Verde S.A.C. (hereinafter “Molle Verde”) which operates Trapiche, a mining unit at the development stage; and (iv) other entities dedicated to energy generation and transmission services, and other activities. All these activities are carried out in Peru.

Moreover, the Company holds investment in its associates: Sociedad Minera Cerro Verde S.A.A. (19.58)%, Compañía Minera Coimolache S.A. (40.1)% and Tinka Resources Ltd. (19.99)%.

The legal domicile of the subsidiaries and associates is the same as that of the Company, except for:

-	Sociedad Minera Cerro Verde S.A.A. whose legal domicile is located at Calle Jacinto Ibáñez 315, Urb. Parque Industrial, Cercado de Arequipa, Arequipa.
-	Tinka Resources Ltd. whose legal domicile is located at #1305 - 1090 West Georgia Street, Vancouver, British Columbia, V6E 3V7 Canada.

Restart of activities at the Uchucchacua mining unit -

Due to operational problems that were aggravated by the COVID-19 pandemic (delays in mine preparation and exploration), on October 15, 2021, the Company requested from the Ministry of Energy and Mines, the temporary suspension of activities in the Uchucchacua unit, specifically those related to mining exploitation and benefit. As a result of said stoppage, the industrial activities in the subsidiary Procesadora Industrial Río Seco S.A. (which receives raw materials from the Uchucchacua mining unit) were suspended until operations resume in Uchucchacua.

On August 28, 2023, the Company presented the Mining Plan Update to the Ministry of Energy and Mines, thus completing the procedures required for the restart of the activities of the Uchucchacua mining unit, on September 1, 2023.

As a result, since September 1, 2023, the Management of the subsidiary Procesadora Industrial Río Seco S.A. pushed up the maintenance works and started up the plant. Likewise, since the second fortnight of September 2023, the mineral production started in the concentrator plant of Uchucchacua with the objective of achieving a stable production between 2,600 tons and 2,800 tons per day, which will be maintained for the following years.

Start of operations of Yumpag project –

The Detailed Environmental Impact Study of the Yumpag Project (EIA) was approved in September 2023. After that the Company prepared and presented all the required procedures before the Ministry of Energy and Mines to obtain the necessary authorizations to initiate the production phase.

On March 18, 2024, the Company received the final authorizations from the Ministry of Energy and Mines to begin production of Yumpaq mine project. The mining operations of Yumpaq started on April 1, 2024.

San Gabriel Project -

San Gabriel is an underground gold and silver mining project, located in the district of Ichuña inside the General Sánchez Cerro province in the Moquegua region, the project is an epithermal intermediate sulphidation deposit containing gold, copper and silver.

As of December 31, 2024, the project achieved 100% in the engineering and procurement phase, 63% in the construction phase and has begun the first steps of commissioning. Management estimates to begin operations in the fourth quarter of 2025.

Temporary partial suspension of exploitation activities in the North Mining Pit of the Colquijirca mining unit of the subsidiary El Brocal -

On October 3, 2023, El Brocal submitted to the Ministry of Energy and Mines a communication suspending for a period of three years the exploitation activities in the North Mining Pit of the Colquijirca mining unit of El Brocal. This event is due to the delay that occurred in the processing and approval of the Modification of the Environmental Impact Study to 25,000 DMT, motivated by events such as the declaration of the pandemic by the WHO and the subsequent Declaration of Emergency in Peru during 2020, as well as existing regulatory changes in 2022, related to the processing of environmental studies.

Exploitation operations in the Marcapunta underground mine will continue to be carried out on a regular basis, while in the North Pit be carried out only exploration activities, transfer of ore accumulated in the North Pit to the concentration plant, water management and care and maintenance activities.

Finally, it is relevant to point out that El Brocal is implementing a plan to increase the production rate in the underground mine, which will allow it to achieve a production of ten thousand metric tons per day this year, with the objective of reaching twelve thousand metric tons daily. Likewise, El Brocal will maintain the policy of generating efficiencies in operational activities so as not to lose competitiveness during the period of suspension of North Pit.

The temporary suspension of the exploitation activities in the North Mining Pit was considered as an impairment indicator in the assessment performed at the end of year 2023, as a result of this assessment, it was concluded that there was no need to record an impairment loss provision. As of December 31, 2024, there were no impairment indicators due to the financial performance and increased copper production volume of the underground operation achieved by El Brocal despite the stoppage of the North Mining Pit, which resulted in similar benchmarks to the ones achieved in 2023, hence the financial forecasts included in the impairment assessment of 2023 have been accomplished, see note 11(b).

Reconfiguration of phases of the North Pit -

From January to April 2023, diamond drilling work was carried out by El Brocal with the purpose of obtaining updated geotechnical information to comply with the final stage of the stabilization plan related to the crumple of phase 12 that occurred in March 2022. This plan involved the mining phases 12C, 13C, and 15 which are tied to stabilization. As a result of these drillings, it was possible to improve the operational criteria to reconfigure these phases allowing a better operational treatment during 2023.

As a result of this update of geotechnical information, the production of reconfigured phases 13B and 15 completed their production in September 2023, hence the deferred stripping cost asset related to those phases was fully amortized on that date.

The financial statements as of December 31, 2023, include this effect, which was applied prospectively starting in the third quarter of that year.

Mineral stock write-off resulting from the landslide of North Pit phase 12 –

On March 19, 2022, a landslide occurred in phase 12 of the North open pit of the Colquijirca mining unit. As a result of the event, operations in said phase were stopped, initiating the execution of planning and execution of rehabilitation activities. In response, the Company’s Management decided to process the short- and long-term mineral inventory prioritizing economically viable mineral. However, the metallurgical tests carried out by the operations area concluded that the said mineral did not have economic value due to the detected high oxidation rates.

As explained above, in November 2022, the Company’s Management decided to write-off the mineral stock for a total of 483,563 TMS equivalent to US$16,402,000 (net effect for the year of US$14,898,000 after deducting the provision for devaluation of inventories equivalent to US$1,504,000).

(c)	Approval of consolidated financial statements -

The consolidated financial statements as of December 31, 2024, were approved and authorized for issue by the Board of Directors on April 30, 2025 and subsequent events have been considered through that date.

(d)	The consolidated financial statements include financial statements of the Company and the financial statements of the following subsidiaries:

	Country of
	incorporation	Ownership as of December 31,
	and business	2024		2023
		Direct	Indirect	Direct	Indirect
		%	%	%	%
Mining activities:
Compañía Minera Condesa S.A.	Peru	100.00	—	100.00	—
Compañía Minera Colquirrumi S.A.	Peru	100.00	—	100.00	—
Sociedad Minera El Brocal S.A.A (i)	Peru	3.19	58.24	3.19	58.24
Inversiones Colquijirca S.A. (i)	Peru	89.76	10.24	89.76	10.24
S.M.R.L. Chaupiloma Dos de Cajamarca (ii)	Peru	—	—	33.00	67.00
Minera La Zanja S.R.L.	Peru	100.00	—	100.00	—
El Molle Verde S.A.C.	Peru	99.98	0.02	99.98	0.02
Apu Coropuna S.R.L.	Peru	70.00	—	70.00	—
Cerro Hablador S.A.C.	Peru	99.00	1.00	99.00	1.00
Minera Azola S.A.C.	Peru	99.00	1.00	99.00	1.00

Energy generation and transmission services:
Consorcio Energético de Huancavelica S.A.	Peru	100.00	—	100.00	—
Empresa de Generación Huanza S.A.	Peru	—	100.00	—	100.00

Industrial activities:
Procesadora Industrial Río Seco S.A.	Peru	100.00	—	100.00	—
(i)

As of December 31, 2024, and 2023, the participation of the Group in the voting rights of El Brocal is 61.43%. Inversiones Colquijirca S.A. (hereinafter “Colquijirca”), a subsidiary of the Company (100% of its capital stock shares as December 31, 2024 and 2023; respectively), holds an investment over the capital stock of the subsidiary El Brocal through the Company holds an indirect share in El Brocal of 58.24% as December 31, 2024 and 2023.

(ii)

On August 13, 2024, the Company, its subsidiary Compañía Minera Condesa S.A. (Condesa) as vendors, and Compañía de Regalías del Perú S.A. (a subsidiary of Franco Nevada Corporation) as the purchaser, signed the Share Purchase Agreement for the sale of the shares that the Company and Condesa held in S.M.R.L. Chaupiloma Dos de Cajamarca (Chaupiloma) for a price of US$210 million (US$70 million and US$140 million corresponding to the Company and Condesa, respectively). This amount was fully paid in cash, with the effective date of the subsidiary loss of control being August 13, 2024. The net cost of the disposal derived from the sale of the investment in the Company was US$12,000. The income from the sale and its net disposal cost are presented under the caption Others, net in the consolidated statement of profit or loss, see note 28.

According to the contract conditions, a contingent payment will be made if, on the twentieth commemoration of the contract’s closing, the Conga project, owned by Newmont Mining Corporation, reaches commercial production. If this condition is met, the Company and Condesa will receive 118,534 common shares of Franco-Nevada or US$15 million, if Franco-Nevada is not public at that date, proportional to the investment each held in Chaupiloma. As of December 31, 2024, the Company’s Management has concluded that there are still no elements that provide certainty about the cash flows required to reliably measure the fair value of this contingent consideration and, as such, no receivable has been recognized in the consolidated financial statements as of that date. Management will monitor at the end of each reporting year if there is new information and, based on it, will evaluate if its recognition is appropriate.

(e)	Discontinued operations -

As of December 31, 2024, 2023 and 2022, the mining units with discontinued operations were Poracota and Shila-Paula. The revenues, expenses and results of these units are as follows:

	2024	2023	2022
	US$(000)	US$(000)	US$(000)
Operating income (expenses), net
Reversal (provision) of contingencies	404	(103)	(113)
Administrative expenses	(568)	(649)	(683)
Changes in provision for closure of mining units, note 15(b)	(555)	(6,991)	(660)
Gain for sale of Yanacocha investment	—	—	300,000
Reversal of liability classified as held for sale of Yanacocha	—	—	265,590
Reversal of unrealized result of Yanacocha	—	—	356
Depreciation and amortization, note 11(f)	—	—	(9)
Others, net	29	1,121	288

Total operating income (expenses), net	(690)	(6,622)	564,769

Operating (loss) profit	(690)	(6,622)	564,769
Finance costs, note 15(b)	(395)	(229)	(59)
Net gain (loss) from currency exchange difference	63	3	(2)
Profit (loss) before income tax	(1,022)	(6,848)	564,708
Current income tax	—	—	(44,747)
Deferred income tax	—	—	(41,414)
	—	—	(86,161)

(Loss) Profit from discontinued operations	(1,022)	(6,848)	478,547

No net cash flows were generated by the mining units maintained with discontinued operations during 2024, 2023 and 2022.

(f)	Temporary suspension of operations of Julcani mining unit –

On February 5, 2023, people from outside the influence area of Julcani broke into the mining facilities and forced its officials to, among other requirements, stop operations. In order to ensure the workers’ safety all personnel were relocated, and operations were suspended until safety was guaranteed. Both the surrounding area communities and the different unions publicly expressed their rejection of the vandalism acts carried out in the mining unit, followed by their formal request to the Company to restart operations of Julcani mining unit. On February 16, 2023, operations were restarted.

Sociedads Minera Cerro Verde S.A.A.
Identification and business activity
Identification and business activity

1.     Identification and business activity

(a)	Identification -

Sociedad Minera Cerro Verde S.A.A. (the Company) was incorporated in Peru on August 20, 1993, as a result of the privatization process of certain mining units carried out by the Peruvian State in that year. The Company’s shares began being listed on the Lima Stock Exchange on November 14, 2000.

During the third - quarter of year 2024, and through its subsidiary Cyprus Climax Metals Company, Freeport Minerals Corporation (FMC), a wholly owned subsidiary of Freeport-McMoRan Inc. (Freeport), purchased 5.3 million shares of the Company’s common stock, increasing its ownership interest to 55.08% from 53.56% of the voting shares of the Company. SMM Cerro Verde Netherlands B.V. (SMM Cerro Verde), a subsidiary of Sumitomo Metal Mining Company Ltd. (Sumitomo), owns 21.00%, Compañía de Minas Buenaventura S.A.A. (Buenaventura) owns 19.58%, and other stakeholders own the remaining 4.34%.

The Company’s legal address is Jacinto Ibañez Street N°315 - Parque Industrial, Arequipa in the city of Arequipa and the ore deposit is located 20 miles southwest of that city (Asiento Minero Cerro Verde S/N Uchumayo – Arequipa).

(b)	Business activity -

The Company’s activities are regulated by the Peruvian General Mining Law and comprise the extraction, production and sale of copper cathodes, copper concentrate and molybdenum concentrate.

The Company’s operation consists of an open-pit mine and two concentrating facilities with an annual average permitted milling capacity of 409,500 metric tons of ore per day (mtpd) with the ability of annually treating up to a maximum of 10% more for a total of 450,450 mtpd. The Company also operates a 100,000-metric-ton-per-day run of mine leach system coupled with a solution extraction and electrowinning (SX/EW) leaching facilities, which has a production capacity of approximately 200 million pounds of copper per year. The leaching and flotation process carried out at these plants are part of the benefit concession “Planta de Beneficio Cerro Verde.”

During the year ended December 31, 2023, the Company entered into a new power purchase agreement that is expected to transition the Company’s electric power to fully renewable energy sources in 2026.

(c)	Financial statements approval –

The financial statements for the year ended December 31, 2024, have been approved by the Company´s Management on April 30,2025, and the subsequence event have been considered thought those date.

The financial statements for the year ended December 31, 2023, were approved and authorized by the Company´s Management on April 29,2024.